UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 1,501,732		$ 35,004	$ 1,773,658
Loss from operations	(1,501,732)		(35,004)	(1,773,658)
Other income (expense)
Change in fair value of derivative liabilities	(1,387,420)		(10,659,080)	19,742,760
Gain on marketable securities, dividends and interest held in Trust Account	10,325		20,525	69,884
Net (loss) income	$ (2,878,827)	$ 20,917,813	$ (11,799,629)	$ 18,038,986
Class A Ordinary Shares Subject to Redemption
Other income (expense)
Basic and diluted weighted average shares outstanding	41,400,000		41,400,000	41,400,000
Basic and diluted net (loss) income per share	$ 0.00		$ 0.00	$ 0.00
Class B Ordinary Shares
Other income (expense)
Net (loss) income			$ 4,800,000
Class B Ordinary Shares Subject to Redemption [Member]
Other income (expense)
Basic and diluted weighted average shares outstanding			10,350,000
Basic and diluted net (loss) income per share			$ (1.14)
Class B Ordinary Shares Not Subject to Redemption [Member]
Other income (expense)
Net (loss) income	$ (2,878,827)			$ 18,038,986
Basic and diluted weighted average shares outstanding	10,350,000			10,350,000
Basic and diluted net (loss) income per share	$ (0.28)			$ 1.74